Average Annual Total Returns{- Fidelity Freedom Blend 2055 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2055 Fund	Fidelity Freedom Blend 2055 Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend 2055 Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend 2055 Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2055 Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2055 Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2055 Fund- Retail After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F1682 Past 1 year	F1682 Since Inception
Total	16.23%	13.53%	[1]	13.51%	11.73%	[1]	10.60%	10.18%	[1]	28.71%	18.13%	[1]	16.18%	13.11%	[1]

[1]	(a)From August 31, 2018